Insurance and reinsurance contracts - Reinsurance contract liabilities - expected cash flows (discounted) (Details) - RI - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Insurance/Reinsurance contracts - expected recognition
Liabilities	$ 536	$ 1,151	$ 1,175
Including JVs and associates
Insurance/Reinsurance contracts - expected recognition
Liabilities	558	1,179	1,200
Best estimate liabilities (BEL)
Insurance/Reinsurance contracts - expected recognition
Liabilities	423	1,182	1,162
Best estimate liabilities (BEL) | 1 year or less
Insurance/Reinsurance contracts - expected recognition
Liabilities	136	820
Best estimate liabilities (BEL) | After 1 year to 2 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	68	58
Best estimate liabilities (BEL) | After 2 years to 3 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	30	54
Best estimate liabilities (BEL) | After 3 years to 4 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	4	26
Best estimate liabilities (BEL) | After 4 years to 5 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	4	4
Best estimate liabilities (BEL) | After 5 years to 10 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	20	(3)
Best estimate liabilities (BEL) | After 10 years to 15 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	8	4
Best estimate liabilities (BEL) | After 15 years to 20 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	(6)	5
Best estimate liabilities (BEL) | After 20 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	159	214
Best estimate liabilities (BEL) | Group's share relating to JVs and associates
Insurance/Reinsurance contracts - expected recognition
Liabilities	38	40
Best estimate liabilities (BEL) | Group's share relating to JVs and associates | 1 year or less
Insurance/Reinsurance contracts - expected recognition
Liabilities	11	15
Best estimate liabilities (BEL) | Group's share relating to JVs and associates | After 1 year to 2 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	(1)
Best estimate liabilities (BEL) | Group's share relating to JVs and associates | After 2 years to 3 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	(1)
Best estimate liabilities (BEL) | Group's share relating to JVs and associates | After 3 years to 4 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	(1)
Best estimate liabilities (BEL) | Group's share relating to JVs and associates | After 4 years to 5 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	(1)
Best estimate liabilities (BEL) | Group's share relating to JVs and associates | After 5 years to 10 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	(1)	1
Best estimate liabilities (BEL) | Group's share relating to JVs and associates | After 10 years to 15 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	1	2
Best estimate liabilities (BEL) | Group's share relating to JVs and associates | After 15 years to 20 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	3	3
Best estimate liabilities (BEL) | Group's share relating to JVs and associates | After 20 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	28	19
Best estimate liabilities (BEL) | Including JVs and associates
Insurance/Reinsurance contracts - expected recognition
Liabilities	461	1,222	$ 1,193
Best estimate liabilities (BEL) | Including JVs and associates | 1 year or less
Insurance/Reinsurance contracts - expected recognition
Liabilities	147	835
Best estimate liabilities (BEL) | Including JVs and associates | After 1 year to 2 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	67	58
Best estimate liabilities (BEL) | Including JVs and associates | After 2 years to 3 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	29	54
Best estimate liabilities (BEL) | Including JVs and associates | After 3 years to 4 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	3	26
Best estimate liabilities (BEL) | Including JVs and associates | After 4 years to 5 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	3	4
Best estimate liabilities (BEL) | Including JVs and associates | After 5 years to 10 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	19	(2)
Best estimate liabilities (BEL) | Including JVs and associates | After 10 years to 15 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	9	6
Best estimate liabilities (BEL) | Including JVs and associates | After 15 years to 20 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	(3)	8
Best estimate liabilities (BEL) | Including JVs and associates | After 20 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	$ 187	$ 233